Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Premium on shares, options and warrants	Accumulated deficit	Other comprehensive income	Treasury shares	Reserve from transactions with non-controlling interests	Total	Non-controlling interests
Beginning Balance at Dec. 31, 2014	$ 4,679	$ 6,198	$ 148,276	$ (148,322)		$ (1,501)	$ 9	$ 4,660	$ 19
Loss for the year	(4,311)
Total comprehensive loss	(4,311)			(4,313)				(4,313)	2
Share-based payment to employees and non-employees	148			148				148
Purchase of intangible assets through issuance of equity	84	8	76					84
Issuance of shares and warrants	3,383	400	2,983					3,383
Transaction with non-controlling interests in InterCure	16						11	11	5
Loss of control in InterCure	888		(587)			1,501		914	(26)
Ending Balance at Dec. 31, 2015	4,887	6,606	150,748	(152,487)			20	$ 4,887
Loss for the year	(2,545)			(2,545)
Other comprehensive loss	163				163
Total comprehensive loss	(2,382)			(2,545)	163
Share-based payment to employees and non-employees	128			128
Issuance of Ordinary Shares, net of issuance costs ($ 164 thousands)	54	18	36
Ending Balance at Dec. 31, 2016	2,687	6,624	150,784	(154,904)	163		20
Loss for the year	(781)			(781)
Other comprehensive loss	(116)				(116)
Total comprehensive loss	(897)			(781)	(116)
Share-based payment to employees and non-employees	40			40
Issuance of Ordinary Shares, net of issuance costs ($ 164 thousands)	1,789	6,558	(4,769)
Ending Balance at Dec. 31, 2017	$ 3,619	$ 13,182	$ 146,015	$ (155,645)	$ 47		$ 20